Borrowings	6 Months Ended
Jun. 30, 2019
BORROWINGS [Abstract]
BORROWINGS

NOTE 5: BORROWINGS

Borrowings, as of June 30, 2019 and December 31, 2018, consisted of the following:

Facility	June 30, 2019	December 31, 2018
Secured credit facilities	$134,129	$163,800
2022 Senior Secured Notes	305,000	305,000
2022 Notes	567,839	614,339
2024 Notes	8,626	—
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	155,536	163,168
Navios Containers long-term loans	269,745	222,605
Total borrowings	1,815,875	1,843,912
Less: current portion, net	(81,203)	(69,051)
Less: deferred finance costs, net	(25,070)	(27,905)
Total long-term borrowings	$1,709,602	$1,746,956

Secured Credit Facilities

As of June 30, 2019, the Company had secured credit facilities with various banks with a total outstanding balance of $134,129. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 2.75% to 3.60% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from June 2021 to November 2022. See also the maturity table included below.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes (as defined herein), the 2022 Notes (as defined herein) and the 2024 Notes (as defined herein). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

The majority of the Company’s senior secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on charter-free valuations, ranging from over 120% to 135%, (ii) minimum liquidity up to a maximum of $30,000, and (iii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our senior secured credit facilities have been amended for a specific period to increase the covenant levels for the applicable net total debt divided by total assets maintenance covenants, as defined in each senior secured credit facility, to a maximum of 85%.

As of June 30, 2019, the Company was in compliance with all of the covenants under each of its credit facilities.

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022 (the “2022 Senior Secured Notes”), at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on the capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios Partners, Navios GP L.L.C., Navios Acquisition, Navios Logistics and Navios Containers. In May 2019, the capital stock in Navios Partners and 224,116 Navios Acquisition shares that were collateral under the 2022 Senior Secured Notes were released and replaced by Navios Azimuth. See also Note 15. The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios Logistics. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time on or after November 16, 2018 at a fixed price of 104.219%, which price declines ratably until it reaches par in November 2019.

The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The Co-Issuers were in compliance with the covenants as of June 30, 2019.

2022 Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). During September 2018, the Company repurchased $35,661 of its 2022 Notes for a cash consideration of $28,796. During March 2019, Navios Logistics repurchased $31,500 in par value of its 2022 Notes from unaffiliated third parties in open market transactions for a cash consideration of $15,532 resulting in a gain on bond extinguishment of $15,662, net of deferred fees written-off. During April 2019, Navios Logistics repurchased $4,000 in par value of its 2022 Notes from unaffiliated third parties in open market transactions for a cash consideration of $2,110. During May 2019, the Company repurchased $11,000 in par value of its 2022 Notes for a cash consideration of $7,048 resulting in a gain on bond extinguishment of $5,712, net of deferred fees written-off. (Refer to Note 8, “Secured credit facility with Navios Logistics”).

The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co- Issuers”) and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In June 2017, Navios Ionian and Navios Horizon were released from the 2022 Notes and replaced by the Navios Galileo. In March 2018, Navios Herakles was released from the 2022 Notes and replaced by the Navios Equator Prosper. In July 2018, Navios Achilles was released from the 2022 Notes and replaced by the Navios Primavera. In December 2018 and in March 2019, Navios Magellan and Navios Meridian, respectively, were released from the 2022 Notes and the total proceeds of $14,000 were restricted in escrow accounts and considered as cash collaterals. In May 2019 and June 2019, Navios Equator Prosper, Navios Vector and the cash collaterals in escrow accounts were released from the 2022 Notes and replaced by the N Bonanza and N Amalthia and the total proceeds of $7,410 were restricted in an escrow account and considered as cash collateral. In August 2019, the cash collateral in escrow accounts were released from the 2022 Notes and replaced by Navios Victory. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries, other than Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C.

The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2019, at a fixed price of 101.844%, which price declines ratably until it reaches par in January 2020.

Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The 2022 Co-Issuers were in compliance with the covenants as of June 30, 2019.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H which were validly tendered as of that date (Refer to Note 9).

On April 21, 2019, Navios Holdings issued $3,879 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 8,841 Series G which were validly tendered as of that date. (Refer to Note 9).

The 2024 Notes are Navios Holding’s senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default.

Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at its option at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes are unregistered and are fully and unconditionally guaranteed, jointly and severally by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegaçăo Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”), and Terra Norte Group S.A. (“Terra Norte”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.

The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time on or after May 1, 2019, at a fixed price of 101.813%, which price declines ratably until it reaches par in 2020. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.

The indenture governing the 2022 Logistics Senior Notes include customary events of default.

In addition, there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Logistics Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.

The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2019.

Navios Logistics

As of June 30, 2019, Navios Logistics had long-term loans and notes payable with a total outstanding balance of $155,536. The purpose of the facilities was to finance the construction of its dry port terminal, the acquisition of vessels, or for general corporate purposes. The facilities are mainly denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 3.15% to 4.75% per annum. The facilities are repayable in installments and have maturities ranging from August 2020 to November 2024. See also the maturity table included below.

Navios Containers

As of June 30, 2019, Navios Containers had long-term loans with a total outstanding balance of $269,745. The purpose of the facilities was to finance the acquisition of vessels, or for general corporate purposes. The facilities are mainly denominated in U.S. dollars and bear interest based on LIBOR plus spreads ranging from 3.00% to 3.50% per annum. The facilities are repayable in installments and have maturities ranging from June 2020 to June 2024. See also the maturity table included below.

During the six month period ended June 30, 2019, the Company in relation to its secured credit facilities paid, $41,978 related to scheduled repayment installments, $24,085 related to the prepayment of two of Navios Holdings’ credit facilities, $53,075 related to the prepayment of two of Navios Containers’ credit facilities which were refinanced by a total of $78,900 loan amounts drawn during the period.

The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2019 were 7.72% and 7.73%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2018, were 7.57% and 7.50%, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics and Navios Containers) outstanding as of June 30, 2019, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Payment due by period
June 30, 2020	$84,525
June 30, 2021	93,707
June 30, 2022	1,145,127
June 30, 2023	392,723
June 30, 2024	99,296
June 30, 2025 and thereafter	497
Total	$1,815,875